Reflection of forward-looking information (Details)	12 Months Ended
	Dec. 31, 2020	[1],[2]
Upside scenario | 2020.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	(2.80%)
Private consumption index(YoY %)	(4.80%)
Facility investment growth rate(YoY %)	3.50%
Consumer price index growth rate(%)	0.30%
Balance on current account(billion dollars)	170billion dollars
Government bond 3y yields(%)	0.90%
Upside scenario | 2021.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	0.00%
Private consumption index(YoY %)	3.00%
Facility investment growth rate(YoY %)	5.50%
Consumer price index growth rate(%)	0.60%
Balance on current account(billion dollars)	130billion dollars
Government bond 3y yields(%)	1.00%
Upside scenario | 2021.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	3.90%
Private consumption index(YoY %)	2.30%
Facility investment growth rate(YoY %)	6.50%
Consumer price index growth rate(%)	0.90%
Balance on current account(billion dollars)	160billion dollars
Government bond 3y yields(%)	1.00%
Upside scenario | 2021.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	3.00%
Private consumption index(YoY %)	3.50%
Facility investment growth rate(YoY %)	1.50%
Consumer price index growth rate(%)	0.80%
Balance on current account(billion dollars)	190billion dollars
Government bond 3y yields(%)	1.10%
Upside scenario | 2021.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	4.30%
Private consumption index(YoY %)	4.10%
Facility investment growth rate(YoY %)	5.00%
Consumer price index growth rate(%)	0.90%
Balance on current account(billion dollars)	180billion dollars
Government bond 3y yields(%)	1.10%
Central scenario | 2020.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	(2.80%)
Private consumption index(YoY %)	(4.80%)
Facility investment growth rate(YoY %)	3.50%
Consumer price index growth rate(%)	0.30%
Balance on current account(billion dollars)	170billion dollars
Government bond 3y yields(%)	0.90%
Central scenario | 2021.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	(0.70%)
Private consumption index(YoY %)	2.60%
Facility investment growth rate(YoY %)	5.00%
Consumer price index growth rate(%)	0.50%
Balance on current account(billion dollars)	120billion dollars
Government bond 3y yields(%)	1.00%
Central scenario | 2021.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	3.60%
Private consumption index(YoY %)	2.10%
Facility investment growth rate(YoY %)	6.00%
Consumer price index growth rate(%)	0.90%
Balance on current account(billion dollars)	150billion dollars
Government bond 3y yields(%)	1.00%
Central scenario | 2021.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	2.50%
Private consumption index(YoY %)	3.00%
Facility investment growth rate(YoY %)	0.80%
Consumer price index growth rate(%)	0.70%
Balance on current account(billion dollars)	180billion dollars
Government bond 3y yields(%)	1.00%
Central scenario | 2021.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	3.70%
Private consumption index(YoY %)	3.50%
Facility investment growth rate(YoY %)	4.50%
Consumer price index growth rate(%)	0.80%
Balance on current account(billion dollars)	170billion dollars
Government bond 3y yields(%)	1.00%
Downside scenario | 2020.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	(2.80%)
Private consumption index(YoY %)	(4.80%)
Facility investment growth rate(YoY %)	3.50%
Consumer price index growth rate(%)	0.30%
Balance on current account(billion dollars)	170billion dollars
Government bond 3y yields(%)	0.90%
Downside scenario | 2021.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	(1.50%)
Private consumption index(YoY %)	1.90%
Facility investment growth rate(YoY %)	3.50%
Consumer price index growth rate(%)	0.40%
Balance on current account(billion dollars)	110billion dollars
Government bond 3y yields(%)	1.10%
Downside scenario | 2021.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	2.30%
Private consumption index(YoY %)	1.10%
Facility investment growth rate(YoY %)	4.50%
Consumer price index growth rate(%)	0.80%
Balance on current account(billion dollars)	140billion dollars
Government bond 3y yields(%)	1.10%
Downside scenario | 2021.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	1.70%
Private consumption index(YoY %)	2.60%
Facility investment growth rate(YoY %)	(1.00%)
Consumer price index growth rate(%)	0.60%
Balance on current account(billion dollars)	170billion dollars
Government bond 3y yields(%)	1.10%
Downside scenario | 2021.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	3.00%
Private consumption index(YoY %)	3.40%
Facility investment growth rate(YoY %)	3.00%
Consumer price index growth rate(%)	0.70%
Balance on current account(billion dollars)	160billion dollars
Government bond 3y yields(%)	1.10%

[1]	Shinhan Bank applied the private consumption index and facility investment growth rate as the major variables. In addition, Shinhan Card applied the GDP growth rate, consumer price index growth rate, balance on current account, and government bond 3y yields as the major variables.
[2]	The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions' estimates.